SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Foreign loss not recognized in PRC	(10.00%)	7.00%	1.00%
Effect of accelerated deductions on research and development expenses	3.00%	0.00%	0.00%
Permanent difference and others	(72.00%)	(9.00%)	(2.00%)
Change in valuation allowance	54.00%	(31.00%)	(25.00%)
Effective tax rate	0.00%	(8.00%)	(1.00%)